Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of funded defined benefit obligation	$ 41,197		$ 41,397
Fair value of plan assets	(39,820)		(39,027)
Funded status - deficit	1,377		2,370
Net defined benefit liabilities	3,505	$ 117	3,534
Net defined benefit assets	(2,128)	$ (71)	(1,164)
Defined benefit obligation	$ 1,377		$ 2,370	$ 2,691	$ 618